Stock-Based Compensation Plans - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) - NSRs [Member] shares in Thousands	Dec. 31, 2019 CAD ($) shares yr	Dec. 31, 2018 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	31,528	34,484
Outstanding Weighted Average Remaining Contractual Life | yr	2.6
Outstanding Weighted Average Exercise Price | $	$ 22.61	$ 26.29
Exercisable Number | shares	23,977
Exercisable Weighted Average Exercise Price | $	$ 26.15
5.00 to 9.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	2,903
Outstanding Weighted Average Remaining Contractual Life | yr	5.2
Outstanding Weighted Average Exercise Price | $	$ 9.48
Exercisable Number | shares	756
Exercisable Weighted Average Exercise Price | $	$ 9.48
10.00 to 14.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	7,189
Outstanding Weighted Average Remaining Contractual Life | yr	5.5
Outstanding Weighted Average Exercise Price | $	$ 12.69
Exercisable Number | shares	1,785
Exercisable Weighted Average Exercise Price | $	$ 14.34
15.00 to 19.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	2,714
Outstanding Weighted Average Remaining Contractual Life | yr	3.3
Outstanding Weighted Average Exercise Price | $	$ 19.47
Exercisable Number | shares	2,714
Exercisable Weighted Average Exercise Price | $	$ 19.47
20.00 to 24.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	3,104
Outstanding Weighted Average Remaining Contractual Life | yr	2.2
Outstanding Weighted Average Exercise Price | $	$ 22.26
Exercisable Number | shares	3,104
Exercisable Weighted Average Exercise Price | $	$ 22.26
25.00 to 29.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	8,787
Outstanding Weighted Average Remaining Contractual Life | yr	1.1
Outstanding Weighted Average Exercise Price | $	$ 28.39
Exercisable Number | shares	8,787
Exercisable Weighted Average Exercise Price | $	$ 28.39
30.00 to 34.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	6,831
Outstanding Weighted Average Remaining Contractual Life | yr	0.3
Outstanding Weighted Average Exercise Price | $	$ 32.61
Exercisable Number | shares	6,831
Exercisable Weighted Average Exercise Price | $	$ 32.61